NOTE 17 - Related Parties Transactions: Schedule of Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Related party transactions

Related party transactions:

For the year and period ended December,	2024	2023
Compensation for key management personnel of the Company:
CEO Management fees	532	468
Chairman of the Board Management fees	429	962
CFO Management fees	54	30
Directors Management fees	128	124
Share-based payment to CEO	-	11
Share-based payment to Chairman of the Board	-	198
Share-based payment to CFO	1	1
Other related party transactions:
Accrued interest to a close member of the Chairman of the Board (*)	4	-
Accrued interest to CFO (*)	2	-
Issuance of units of securities to Directors (**)	50	-
Issuance of shares to Directors (***)	142	-
Share-based payments to Directors	21	11